Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Derivatives Qualifying As Hedges Tax Effect Period Increase Decrease [Abstract]
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 0	$ (7)	$ (152)
Other Comprehensive Income Loss Reclassification Adjustment On Derivatives Included In Net Income Tax	0	7	124
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	24	0	0
Other Comprehensive Income Defined Benefit Plans Tax [Abstract]
Other Comprehensive Income Loss Pension And Other Postretirement Benfit Plans, Benefit Plan Improvement, Tax Effect	(9)	(1)	(1)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Tax	1	1	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	(111)	19	89
Other Comprehensive Income Loss Reclassification Pension And Other Postretirement Benefit Plans Net Gain Loss Recognized In Net Periodic Benefit Cost Tax	(23)	(22)	(16)
Other Comprehensive Income Available For Sale Securities Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	0	0	(2)
Other Comprehensive Income Loss Reclassification Adjustment For Sale Of Securities Included In Net Income Tax	$ 0	$ 2	$ 0